INCOME TAX - Taxes on Unremitted Earnings of Foreign Subsidiaries (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)
INCOME TAX
Dividend withholding, percentage	5.00%	5.00%
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	₽ 101,225	$ 1,370.2
Unrecognized deferred tax liability	₽ 5,061	$ 68.5